Pensions and Other Post-employment Benefit Obligations - Details of Movement in Net Defined Benefit Obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in financial position [line items]
Beginning balance	€ 735	€ 701
Closing balance	664	735
Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost	24	26
Interest cost / (income)	18	21
Past service cost	(20)	1
Immediate recognition of gains/losses arising over the period		1
Administration expenses	2	2
Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- actual return less interest on plan assets	(36)	(14)
- changes in financial assumptions	37	34
- changes in demographic assumptions	(1)	(1)
- experience (gains)/losses		(3)
Effects of changes in foreign exchange rates	(48)	12
Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid	(23)	(22)
Contributions by the Group	(24)	(26)
Other [member]
Disclosure of changes in financial position [line items]
Transfer		3
Defined benefit obligations [member]
Disclosure of changes in financial position [line items]
Beginning balance	1,126	1,063
Closing balance	1,051	1,126
Defined benefit obligations [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost	24	26
Interest cost / (income)	27	31
Past service cost	(20)	1
Immediate recognition of gains/losses arising over the period		1
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions	37	34
- changes in demographic assumptions	(1)	(1)
- experience (gains)/losses		(3)
Effects of changes in foreign exchange rates	(90)	20
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid	(56)	(54)
Contributions by the plan participants	4	5
Defined benefit obligations [member] | Other [member]
Disclosure of changes in financial position [line items]
Transfer		3
Defined benefit obligations [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
Beginning balance	853	802
Closing balance	801	853
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost	18	20
Interest cost / (income)	18	21
Past service cost	(16)
Defined benefit obligations [member] | Pension benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions	23	28
- changes in demographic assumptions		2
- experience (gains)/losses		1
Effects of changes in foreign exchange rates	(61)	12
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid	(38)	(37)
Contributions by the plan participants	4	4
Defined benefit obligations [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
Beginning balance	273	261
Closing balance	250	273
Defined benefit obligations [member] | Other benefits [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost	6	6
Interest cost / (income)	9	10
Past service cost	(4)	1
Immediate recognition of gains/losses arising over the period		1
Defined benefit obligations [member] | Other benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions	14	6
- changes in demographic assumptions	(1)	(3)
- experience (gains)/losses		(4)
Effects of changes in foreign exchange rates	(29)	8
Defined benefit obligations [member] | Other benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid	(18)	(17)
Contributions by the plan participants		1
Defined benefit obligations [member] | Other benefits [member] | Other [member]
Disclosure of changes in financial position [line items]
Transfer		3
Plan Assets [member]
Disclosure of changes in financial position [line items]
Beginning balance	(391)	(362)
Closing balance	(387)	(391)
Plan Assets [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Interest cost / (income)	(9)	(10)
Administration expenses	2	2
Plan Assets [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- actual return less interest on plan assets	(36)	(14)
Effects of changes in foreign exchange rates	42	(8)
Plan Assets [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid	33	32
Contributions by the Group	(24)	(26)
Contributions by the plan participants	€ (4)	€ (5)